Organization and Principal Activities (Details) - Schedule of VIEs and the major subsidiaries of the VIEs	12 Months Ended
Aug. 31, 2021
OneSmart BVI [Member]
Subsidiaries:
Date of incorporation acquisition	Jun. 16, 2016
Place of incorporation	BVI
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Holding company
OneSmart Edu (HK) Limited (“OneSmart HK”) [Member]
Subsidiaries:
Date of incorporation acquisition	Jul. 11, 2017
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Holding company
OneSmart Great Edu (HK) Limited (“Great EDU”) [Member]
Subsidiaries:
Date of incorporation acquisition	Sep. 11, 2018
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Holding company
OneSmart Online Edu Inc. (“OneSmart Online”) [Member]
Subsidiaries:
Date of incorporation acquisition	Dec. 04, 2019
Place of incorporation	Cayman
Percentage of direct or indirect ownership by the Company	90.00%
Principal activities	Holding company
Yimi Education Technology Inc. (“Yimi Cayman”) [Member]
Subsidiaries:
Date of incorporation acquisition	Feb. 01, 2020
Place of incorporation	Cayman
Percentage of direct or indirect ownership by the Company	90.00%
Principal activities	Holding company
Yimi Education Technology (HK) Limited (“Yimi HK”) [Member]
Subsidiaries:
Date of incorporation acquisition	Feb. 01, 2020
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company	90.00%
Principal activities	Holding company
Shanghai Jing Xue Rui Information and Technology Co., Ltd. (“Shanghai Jing Xue Rui” or “WFOE”) [Member]
Subsidiaries:
Date of incorporation acquisition	Sep. 28, 2011
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Educational technology research and development
Yimi Education Technology (Shanghai) Co., Ltd (“Yimi Shanghai” or “WFOE”) [Member]
Subsidiaries:
Date of incorporation acquisition	Feb. 01, 2020
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	90.00%
Principal activities	Educational technology research and development
Shanghai OneSmart Education and Training Co., Ltd. (“Shanghai OneSmart”) [Member]
Subsidiaries:
Date of incorporation acquisition	Sep. 11, 2007
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	K12 post-class education program services
Shanghai Rui Si Technology Information Consulting Co., Ltd. (“Shanghai Rui Si”) [Member]
Subsidiaries:
Date of incorporation acquisition	Jun. 08, 2009
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Early childhood education services
Xiangyuan (Shanghai) Education Technology Co., Ltd. (“Shanghai Xiangyuan”) [Member]
Subsidiaries:
Date of incorporation acquisition	Dec. 06, 2019
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	K12 post-class online education program services
Beijing Jingrui Peiyou Education Consulting Co., Ltd. (“Beijing Jingrui Peiyou”) [Member]
Subsidiaries:
Date of incorporation acquisition	Jul. 05, 2010
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	K12 post-class education program services
Nanjing Jingrui Education Information Consulting Co., Ltd. (“Nanjing Jingrui”) [Member]
Subsidiaries:
Date of incorporation acquisition	Mar. 31, 2011
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	K12 post-class education program services
Hangzhou OneSmart Education Information Consulting Co., Ltd. (“Hangzhou OneSmart”) [Member]
Subsidiaries:
Date of incorporation acquisition	Apr. 02, 2011
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	K12 post-class education program services
Guangzhou Jingxuerui Education Information Consulting Co., Ltd. (“Guangzhou OneSmart”) [Member]
Subsidiaries:
Date of incorporation acquisition	Jun. 27, 2012
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	K12 post-class education program services
Shenzhen Jingrui Education Training Centers (“Shenzhen Jingrui”) [Member]
Subsidiaries:
Date of incorporation acquisition	Sep. 07, 2012
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	K12 post-class education program services
Changzhou Jingrui Education Information Consulting Co., Ltd. (“Changzhou Jingrui”) [Member]
Subsidiaries:
Date of incorporation acquisition	May 27, 2014
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	K12 post-class education program services
Shanghai Jing Yu Investment Co., Ltd. (“Shanghai Jing Yu”) [Member]
Subsidiaries:
Date of incorporation acquisition	Oct. 23, 2015
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding
Wuxi Jingzhirui Education Training Centers (“Wuxi Jingzhirui”) [Member]
Subsidiaries:
Date of incorporation acquisition	Nov. 09, 2018
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	K12 post-class education program services
Shanghai Jingsirui Education Training Centers (“Shanghai Jingsirui”) [Member]
Subsidiaries:
Date of incorporation acquisition	Dec. 07, 2015
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	K12 post-class education program services
Shanghai FasTrack English Education Training Co., Ltd. (“FasTrack English”) [Member]
Subsidiaries:
Date of incorporation acquisition	Jan. 01, 2018
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	75.61%
Principal activities	Early childhood education services
Shanghai OneSmart Education Investment Co., Ltd. (“Shanghai OneSmart Education Investment”) [Member]
Subsidiaries:
Date of incorporation acquisition	Nov. 25, 2014
Place of incorporation	PRC
Percentage of direct or indirect ownership by the Company	100.00%
Principal activities	Investment holding